SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2025
SEGMENTED INFORMATION

20) SEGMENTED INFORMATION

The Company reviews its segment reporting to ensure it reflects the operational structure of the Company and enables the Company's Chief Operating Decision Maker (the Company’s CEO) to review operating segment performance at the mine operating income or loss level, as well as on the basis of total comprehensive income. Effective December 31, 2025, it was determined that the Company has two reportable operating segments, located in Mexico (Avino and La Preciosa). The Company also has a Corporate segment located in Canada. Revenues, cost of sales, operating expenses, other items and income taxes are attributed to the operation in which they arise. Segment results are presented net of intersegment transactions where services are performed on behalf of other segments within the Company. There are no amounts unallocated to reportable segments. In 2024, the Company only had one reportable segment. Following this change in the composition of reportable segments, the Company has restated the corresponding segment information as at and for the year ended December 31, 2024, and the information as at December 31, 2024.

The following table represents the statement of operations and other comprehensive income by segment:

For the year ended December 31		Revenue	Cost of sales - production costs	Cost of sales - depreciation	Cost of sales - other	Mine operating income	Total comprehensive income
Mexico
Avino	2025	$90,446	$38,587	$3,549	$593	$47,717	$38,103
	2024	65,398	38,052	3,233	1,144	22,969	12,451
La Preciosa	2025	1,781	963	-	-	818	822
	2024	780	548	-	-	232	233
Canada
Corporate	2025	-	-	-	-	-	(10,511)
	2024	-	-	-	-	-	(5,411)
Consolidated	2025	$92,227	$39,550	$3,549	$593	$48,535	$28,414
	2024	$66,178	$38,600	$3,233	$1,144	$23,201	$7,273

The following table represents information from the consolidated statement of financial position by segment:

As at December 31		PP&E assets (including mineral properties	E&E assets	Total mining assets	Total assets	Total liabilities
Mexico
Avino	2025	$59,892	$15,699	$75,591	$116,941	$28,390
	2024	52,346	15,992	68,337	92,907	20,569
La Preciosa	2025	65,154	-	65,154	73,626	6,389
	2024	1,053	36,898	37,951	38,794	2,330
Canada
Corporate	2025	319	-	319	88,465	10,022
	2024	402	-	402	17,009	413
Consolidated	2025	$125,365	$15,699	$141,064	$279,032	$44,801
	2024	$53,801	$52,890	$106,691	$148,711	$23,312

On the consolidated statements of operations and other comprehensive income, the Company had revenue from the following product mixes, all deriving from its Mexico operations:

	2025	2024
Silver	$42,069	$28,284
Copper	27,603	27,437
Gold	27,362	16,962
Penalties, treatment costs and refining charges	(4,807)	(6,505)
Total revenue from mining operations	$92,227	$66,178

For the years ended December 31, 2025 and 2024, the Company had the following customers that accounted for total revenues as follows:

	2025	2024
Customer #1	$87,761	$58,754
Customer #2	3,194	6,218
Other customers	1,272	1,206
Total revenue from mining operations	$92,227	$66,178